UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     M.A. Greenwood & Associates, Inc.
Address:  Post Office Box 4278
       Fayetteville, Arkansas 72702

13f File Number:  28-4585

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Mary Ann Greenwood
Title:    President
Phone:    479-521-5353

Signature, Place, and Date of Signature:
Mary Ann Greenwood, Fayetteville, Arkansas, February 8, 2006
Report Type (check only one.):
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Mangers Reporting for this Manager:

None.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:  0
Form 13F Information Table Entry Total: 45
Form 13F Information Table Value Total:  $138,407
List of Other Included managers:  None.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABN AMRO ADR                   COM              000937102     3103   118718 SH       SOLE                   114168              4550
American Express               COM              025816109     4002    77773 SH       SOLE                    74253              3520
Anheuser-Busch                 COM              035229103     2966    69050 SH       SOLE                    65765              3285
Avon                           COM              054303102     2045    71625 SH       SOLE                    68725              2900
Bank of America                COM              060505104     3061    66323 SH       SOLE                    62093              4230
Black & Decker                 COM              091797100     1404    16145 SH       SOLE                    15495               650
Boeing Company                 COM              097023105     3603    51291 SH       SOLE                    49036              2255
Cendant Corp                   COM              151313103     3153   182785 SH       SOLE                   173685              9100
Chevron                        COM              166764100     3830    67462 SH       SOLE                    64262              3200
Cisco Systems                  COM              17275R102     2738   159909 SH       SOLE                   154239              5670
Citigroup Inc                  COM              172967101     4819    99292 SH       SOLE                    95330              3962
Coca-Cola                      COM              191216100     1650    40940 SH       SOLE                    38795              2145
Computer Sciences              COM              205363104     3525    69610 SH       SOLE                    66440              3170
Darden Restaurants             COM              237194105     3727    95850 SH       SOLE                    92550              3300
Disney, (Walt) Co              COM              254687106     2814   117395 SH       SOLE                   112395              5000
DuPont deNemours               COM              263534109     2156    50741 SH       SOLE                    48751              1990
Eastman Chemical               COM              277432100     2304    44667 SH       SOLE                    43092              1575
Exxon Mobil Corp               COM              30231G102     3551    63221 SH       SOLE                    60266              2955
Fresh Del Monte                COM              g36738105     2975   130645 SH       SOLE                   125095              5550
General Electric               COM              369604103     5259   150043 SH       SOLE                   143164              6879
Home Depot                     COM              437076102     4451   109947 SH       SOLE                   105172              4775
Honeywell Inc.                 COM              438516106     3130    84025 SH       SOLE                    80325              3700
Int'l Business Mach            COM              459200101     3182    38712 SH       SOLE                    37132              1580
Intel Corp                     COM              458140100     4016   160880 SH       SOLE                   153645              7235
International Paper            COM              460146103     1979    58880 SH       SOLE                    56215              2665
J.B. Hunt                      COM              445658107      559    24710 SH       SOLE                    24710
JP Morgan Chase                COM              46625H100     4332   109144 SH       SOLE                   104394              4750
Johnson & Johnson              COM              478160104     3702    61595 SH       SOLE                    58825              2770
McDonalds Corp                 COM              580135101     3639   107912 SH       SOLE                   104067              3845
Microsoft Corp                 COM              594918104     2635   100776 SH       SOLE                    96916              3860
Nokia ADS                      COM              654902204     2809   153520 SH       SOLE                   148330              5190
Novartis AG ADR                COM              66987V109     1678    31970 SH       SOLE                    29640              2330
Pfizer Inc                     COM              717081103     2781   119259 SH       SOLE                   114474              4785
Procter & Gamble               COM              742718109     2908    50241 SH       SOLE                    47666              2575
Royal Dutch Shl ADR            COM              780259206     2596    42225 SH       SOLE                    41495               730
Royal Phil Elec ADR            COM              500472303     4194   134841 SH       SOLE                   129378              5463
Ruby Tuesday                   COM              781182100     2827   109210 SH       SOLE                   105385              3825
SAP AG ADR                     COM              803054204      608    13500 SH       SOLE                    13100               400
Time Warner Inc                COM              887317105     1754   100564 SH       SOLE                    96094              4470
Tyco International             COM              902124106     3832   132769 SH       SOLE                   127264              5505
Tyson Foods Cl A               COM              902494103      716    41849 SH       SOLE                    41199               650
Unilever ADR                   COM              904784709     1683    24520 SH       SOLE                    23500              1020
United Technologies            COM              913017109     5659   101214 SH       SOLE                    96024              5190
Wal-Mart Stores                COM              931142103     6917   147795 SH       SOLE                   143450              4345
Washington Mutual              COM              939322103     3135    72070 SH       SOLE                    69000              3070